Other current operating assets and liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Other Current Operating Assets and Liabilities

(CHF in millions)	6/30/2025	12/31/2024

Prepaid expenses	24.2	29.0
Indirect taxes (VAT/GST) receivables	60.8	45.4
Prepaid gift cards	16.8	13.0
Other current operating assets	37.5	26.3
Other current operating assets	139.3	113.7

(CHF in millions)	6/30/2025	12/31/2024

Accrued expenses	179.2	184.4
Accrued personnel expenses	14.2	17.1
Indirect taxes (VAT/GST) payables	48.6	42.5
Social security payables	26.6	17.1
Other payables	27.8	25.4
Other current operating liabilities	24.5	12.8
Other current operating liabilities	320.9	299.3